THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]               Amendment No.: 1

      This Amendment (Check only one):    [ ] is a restatement.
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    K Capital Partners, LLC
Address: 75 Park Plaza
         Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 20, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $268,225 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

--------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE        SHRS OR      SH/      PUT/
NAME OF ISSUER                          TITLE OF CLASS          CUSIP            (X$1000)     PRN AMT      PRN      CALL
--------------------------------------------------------------------------------------------------------------------------
American Gen Corp                       Common Stock            026351106        20273        530000       SH
--------------------------------------------------------------------------------------------------------------------------
American Skiing Co                      Common Stock            029654308          428        281700       SH
--------------------------------------------------------------------------------------------------------------------------
City Group Inc                          Common Stock            125577106        30324       1050000       SH
--------------------------------------------------------------------------------------------------------------------------
Gyrodyne Co Amer Inc                    Common Stock            403820103         2388        142550       SH
--------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc             Common Stock            438516106        20400        500000       SH
--------------------------------------------------------------------------------------------------------------------------
Phillips Pete                           Common Stock            718507106        32870        597100       SH
--------------------------------------------------------------------------------------------------------------------------
Snyder Comm Inc Circle.Com              Common Stock            832914204          884       1048128       SH
--------------------------------------------------------------------------------------------------------------------------
Tosco Corp                              Common Stock            891490302        17061        399000       SH
--------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp.              Common Stock            928615103       136029       1472571       SH
--------------------------------------------------------------------------------------------------------------------------
Worldcom Inc                            Common Stock            98157D106         7568        405000       SH
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                          INVESTMENT    OTHER               VOTING AUTHORITY
NAME OF ISSUER                            DISCRETION    MANAGERS        SOLE     SHARED    OTHER
--------------------------------------------------------------------------------------------------
American Gen Corp                           Sole                       530000
--------------------------------------------------------------------------------------------------
American Skiing Co                          Sole                       281700
--------------------------------------------------------------------------------------------------
City Group Inc                              Sole                      1050000
--------------------------------------------------------------------------------------------------
Gyrodyne Co Amer Inc                        Sole                       142550
--------------------------------------------------------------------------------------------------
Honeywell International Inc                 Sole                       500000
--------------------------------------------------------------------------------------------------
Phillips Pete                               Sole                       597100
--------------------------------------------------------------------------------------------------
Snyder Comm Inc Circle.Com                  Sole                      1048128
--------------------------------------------------------------------------------------------------
Tosco Corp                                  Sole                       399000
--------------------------------------------------------------------------------------------------
Voicestream Wireless Corp.                  Sole                      1472571
--------------------------------------------------------------------------------------------------
Worldcom Inc                                Sole                       405000
--------------------------------------------------------------------------------------------------